UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,
2013

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: F&V Capital Management, LLC
Address: 805 Third Avenue, 12th Floor
New York, NY 10022

Form 13F File Number:  028-15241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Hugh Terrence Riley, III
Title: Partner
Phone: 212-326-9533

Signature, Place, and Date of Signing:
Hugh Terrence Riley, III New York, NY May 3, 2013
 [Signature]      [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  65
Form 13F Information Table Value Total: 105,497 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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		FORM 13F INFORMATION TABLE							INSTMNT OTHER	 VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALLDSCRETN	MANAGERS SOLE	SHARED	NONE
ALCOA INC		COM		013817101	1874	219897		SH		SOLE		 219897	0	0
APPLE INC		COM		037833100	852	1924		SH		SOLE		 1924	0	0
BARRICK GOLD CORP	COM		067901108	234	7970		SH		SOLE		 7970	0	0
ANALOG DEVICES INC	COM		032654105	2557	55010		SH		SOLE		 55010	0	0
ARCHER-DANIELS-MIDLAND 	COM		039483102	2357	69880		SH		SOLE		 69880	0	0
AMERICAN ELEC PWR CO 	COM		025537101	2324	47780		SH		SOLE		 47780	0	0
ASSURANT INC		COM		04621X108	725	16115		SH		SOLE		 16115	0	0
ALLSTATE CORP		COM		020002101	2803	57125		SH		SOLE		 57125	0	0
AUTOLIV INC		COM		052800109	665	9623		SH		SOLE		 9623	0	0
AMGEN INC		COM		031162100	4283	41780		SH		SOLE		 41780	0	0
ARROW ELECTRONICS INC	COM		042735100	375	9232		SH		SOLE		 9232	0	0
AVERY DENNISON CORP	COM		053611109	4438	103035		SH		SOLE		 103035	0	0
BECTON DICKINSON & CO	COM		075887109	3332	34855		SH		SOLE		 34855	0	0
BAKER HUGHES INC	COM		057224107	2075	44710		SH		SOLE		 44710	0	0
BAIDU INC		SPON ADR REP A	056752108	389	4430		SH		SOLE		 4430	0	0
BP PRUDHOE BAY ROYALTY 	UNIT BEN INT	055630107	227	2720		SH		SOLE		 2720	0	0
CATERPILLAR INC		COM		149123101	302	3475		SH		SOLE		 3475	0	0
CELGENE CORP		COM		151020104	2773	23925		SH		SOLE		 23925	0	0
COACH INC		COM		189754104	2502	50045		SH		SOLE		 50045	0	0
CONOCOPHILLIPS		COM		20825C104	2506	41690		SH		SOLE		 41690	0	0
CENOVUS ENERGY INC	COM		15135U109	256	8260		SH		SOLE		 8260	0	0
EBAY INC		COM		278642103	3772	69575		SH		SOLE		 69575	0	0
ENBRIDGE ENERGY PARTNER	COM		29250R106	344	11408		SH		SOLE		 11408	0	0
EMC CORP-MASS		COM		268648102	3273	137009		SH		SOLE		 137009	0	0
EMCORE CORP		COM NEW		290846203	226	38750		SH		SOLE		 38750	0	0
ISHARES MSCI MEXICO	MSCI MEXICO CAP	464286822	431	5775		SH		SOLE		 5775	0	0
ISHARES INC		MSCI BRAZIL CAP	464286400	400	7340		SH		SOLE		 7340	0	0
FREEPORT MCMORAN COPPER COM		35671D857	581	17552		SH		SOLE		 17552	0	0
FEDEX CORP		COM		31428X106	3812	38820		SH		SOLE		 38820	0	0
GANNETT CO INC		COM		364730101	396	18110		SH		SOLE		 18110	0	0
SPDR GOLD TR		GOLD SHS	78463V107	394	2550		SH		SOLE		 2550	0	0
CORNING INC		COM		219350105	1918	143890		SH		SOLE		 143890	0	0
GOOGLE INC		CL A		38259P508	517	651		SH		SOLE		 651	0	0
HESS CORPORATION	COM		42809H107	4560	63685		SH		SOLE		 63685	0	0
WESTERN ASSET HIGH INC	COM		95766J102	236	23637		SH		SOLE		 23637	0	0
HARLEY DAVIDSON INC	COM		412822108	3517	65980		SH		SOLE		 65980	0	0
ISHARES TR		NASDQ BIO INDX	464287556	315	1971		SH		SOLE		 1971	0	0
JOHNSON & JOHNSON	COM		478160104	330	4043		SH		SOLE		 4043	0	0
JPMORGAN CHASE & CO	COM		46625H100	1948	41050		SH		SOLE		 41050	0	0
KIMBERLY CLARK CORP	COM		494368103	4894	49950		SH		SOLE		 49950	0	0
METLIFE INC		COM		59156R108	508	13370		SH		SOLE		 13370	0	0
MUELLER INDUSTRIES INC	COM		624756102	2492	46770		SH		SOLE		 46770	0	0
ALTRIA GROUP INC	COM		02209S103	232	6760		SH		SOLE		 6760	0	0
MERCK & CO INC		COM		58933Y105	3329	75310		SH		SOLE		 75310	0	0
MORGAN STANLEY		COM NEW		617446448	3001	136536		SH		SOLE		 136536	0	0
NOBLE CORPORATION BAAR	NAMEN -AKT	H5833N103	427	11203		SH		SOLE		 11203	0	0
NEWMONT MINING CORP	COM		651639106	1901	45385		SH		SOLE		 45385	0	0
ORACLE CORP		COM		68389X105	4729	146265		SH		SOLE		 146265	0	0
PEPSICO INC		COM		713448108	301	3805		SH		SOLE		 3805	0	0
PULTE GROUP INC		COM		745867101	389	19200		SH		SOLE		 19200	0	0
PHILIP MORRIS INTL INC	COM		718172109	324	3500		SH		SOLE		 3500	0	0
PHILLIPS 66		COM		718546104	1590	22730		SH		SOLE		 22730	0	0
QUALCOMM INC		COM		747525103	391	5845		SH		SOLE		 5845	0	0
ROPER INDUSTRIES INC 	COM		776696106	1613	12670		SH		SOLE		 12670	0	0
SCHLUMBERGER LTD	COM		806857108	246	3282		SH		SOLE		 3282	0	0
ISHARES SILVER TRUST	ISHARES		46428Q109	219	8000		SH		SOLE		 8000	0	0
SANOFI			SPONSORED ADR	80105N105	363	7105		SH		SOLE		 7105	0	0
AT&T INC		COM		00206R102	3759	102450		SH		SOLE		 102450	0	0
TEVA PHARMACEUTICAL 	ADR		881624209	397	9996		SH		SOLE		 9996	0	0
VARIAN MED SYS INC	COM		92220P105	2767	38426		SH		SOLE		 38426	0	0
VALMONT INDUSTRIES INC	COM		920253101	1450	9220		SH		SOLE		 9220	0	0
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	301	10616		SH		SOLE		 10616	0	0
WINNEBAGO INDUSTRIES 	COM		974637100	576	27900		SH		SOLE		 27900	0	0
EXXON MOBIL CORP	COM		30231G102	1945	21581		SH		SOLE		 21581	0	0
YAHOO INC		COM		984332106	2533	107640		SH		SOLE		 107640	0	0